As filed with the Securities and Exchange Commission on July 3, 2002

                                                  File Nos.  _____ and 811-21144

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No.______                                   [ ]
         Post-Effective Amendment No.______                                  [ ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No._______                                                [X]

                          FUND*X VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                    (Address of Principal Executive Offices)
                                 (626) 914-7373
               Registrant's Telephone Number, Including Area Code

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]             immediately upon filing pursuant to paragraph (b).
[   ]             on (date) pursuant to paragraph (b).
[   ]             60 days after filing pursuant to paragraph (a)(1).
[   ]             on (date) pursuant to paragraph (a)(1).
[   ]             75 days after filing pursuant to paragraph (a)(2).
[   ]             on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.




                                       Subject to Completion, Dated July 3, 2002

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                             DAL INVESTMENT COMPANY
                                 (415) 986-7979



                          Fund*X Variable Annuity Funds

                               FundX Upgrader Fund
                         FundX Aggressive Upgrader Fund
                        FundX Conservative Upgrader Fund
                           FundX Flexible Income Fund

                     series of Fund*X Variable Annuity Trust

     FundX Upgrader Fund, FundX Aggressive Upgrader Fund, and FundX Conservative Upgrader Fund are each mutual funds that seek long-term capital appreciation. FundX Flexible Income Fund is a mutual fund that seeks to generate total return, which is capital appreciation plus current income. Each Fund will pursue its objectives by investing exclusively in shares of other mutual funds. DAL Investment Company, LLC is the investment advisor to the Funds.


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

THE FUNDS' SHARES ARE ONLY SOLD TO INSURANCE COMPANY SEPARATE ACCOUNTS IN CONNECTION WITH VARIABLE ANNUITY CONTRACTS OR VARIABLE LIFE INSURANCE POLICIES ("CONTRACT," OR COLLECTIVELY, "CONTRACTS") ISSUED BY THOSE INSURANCE COMPANIES. THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE AN INFORMED DECISION ABOUT SOME OF THE FUNDS THAT ARE AVAILABLE UNDER YOUR CONTRACT. YOU WILL FIND INFORMATION ABOUT YOUR CONTRACT AND HOW IT WORKS, INCLUDING ITS FEES AND EXPENSES, IN THE ACCOMPANYING VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE PROSPECTUS.


                 The date of this Prospectus is __________, 2002


                                Table of Contents

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES......................3
PRINCIPAL RISKS OF INVESTING IN THE FUNDS......................................7
PERFORMANCE INFORMATION........................................................9
INVESTMENT ADVISOR TO THE FUNDS...............................................11
DISTRIBUTION OF FUND SHARES...................................................12
OTHER IMPORTANT INVESTMENT INFORMATION........................................12
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................13
FINANCIAL HIGHLIGHTS..........................................................13

More detailed information on all subjects covered in this Prospectus is contained in the Funds' Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the contents of this Prospectus should request the SAI and review it before purchasing shares of the Funds. The Funds have not authorized others to provide additional information. The Funds do not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.


            Investment Objectives and Principal Investment Strategies

The investment objective of the FundX Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

The investment objective of the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.

The investment objective of the Conservative Fund is also to obtain capital appreciation over the long term, but with a goal of reducing the volatility of the fund, and will at times provide a low level of current income.

The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.

While the Funds each possess their own investment objective, each Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, sometimes referred to in this Prospectus as the "Underlying Funds." Some of the Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities), some concentrate in certain industries or sectors, and others invest in a variety of securities. Furthermore, various Underlying Funds may emphasize either value or growth styles of investing or a combination. Because each of the Funds will bear its share of the fees and expenses of the Underlying Funds, you will pay higher expenses than would be the case if you made a direct investment in the Underlying Funds.

Although each Fund primarily invests in no-load and load-waived mutual funds, the Funds are not precluded from investing in Underlying Funds with sales-related expenses and or service fees in excess of 0.25%. Each Fund will invest primarily in other mutual funds that have an investment objective similar to the Fund's, or that otherwise are permitted investments under the Fund's investment policies described herein. Nevertheless, the mutual funds purchased by a Fund likely will have certain investment policies, and use certain investment practices that may be different from those of the Fund and not described herein. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk.

In selecting investments for the Funds' portfolios, the Advisor employs an "Upgrading" investment strategy. The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it determines to be the current top performing funds within a given style and risk class. Continually upgrading refers to the ongoing process of (1) classifying funds by risk, (2) ranking the funds based on performance using the Advisor's proprietary methodology, and (3) adjusting a Fund's portfolio holdings to upgrade from under-performing funds to those that rank higher as a result of this analysis. The Advisor's Upgrading investment strategy is a systematic method of following market leadership that has been developed and refined by the Advisor over the past 32 years. Upgrading is based upon the observation that few, if any, money managers consistently excel. The Advisor believes that every professional money manager has a particular style that works well in some, but not all market environments. Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, international and domestic areas, etc. Leadership changes because economic conditions change. But based on the Advisor's observations, most fund managers don't change their particular styles when the market leadership changes.

The Advisor's approach is to combine the talents and research of those it believes to be the country's leading money managers to seek superior returns. The Upgrading system is designed to be a logical system of investing with top Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best. The Advisor believes this continuous process can provide an effective way to participate successfully in a broad range of opportunities as they develop. This strategy is effective only because of minimal, if any, transaction costs using no-load or load-waived funds.

The Advisor's Upgrading strategy has been featured in Money, Barron's, Forbes, Business Week, Personal Finance, Financial World, and MSN/CBS Investing.com.

The Advisor has observed a great diversity of performance returns, typically with only a small percentage of money managers ever invested in the right sectors of the equity market at the right time. Since market leadership is forever rotating, the Advisor moves incrementally toward the top ranked funds by progressively selling the lower ranked funds and reinvesting in the new leaders. In the Advisor's view, the no-load advantage, properly used, makes it possible to succeed with the best mutual funds while they are performance leaders. Making investment decisions based on near-term performance, however, exposes the Funds to the risk of buying Underlying Funds immediately following a sudden brief surge in performance, which may be followed by a subsequent drop in market value. Further, focusing on current market leaders might expose the Funds to the risk of becoming concentrated in particular investment styles, geographic regions or industry sectors at different times because those styles, regions or sectors are generating the best current performance.

In general, the Advisor selects mutual funds that the Advisor believes offer above-average prospects for achieving their goals of either capital growth or capital preservation. The Advisor believes such funds can be identified primarily through current performance. Prospective funds are first classified based on risk, as measured by historical performance, with a focus on downside records, and then ranked based on recent performance. The Advisor believes that investing in other mutual funds will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing directly in individual portfolio securities.

Since 1976, the Advisor has published a monthly newsletter, NoLoad Fund*X, providing performance data on over 750 funds, including FundX Scores and Ranks. Although the Underlying Funds purchased for the Funds will generally also be highly ranked in NoLoad Fund*X, the Advisor may also invest in funds not included in the newsletter, such as institutional or other mutual funds not available to the general public but available to the Advisor.

The Advisor uses a proprietary system as its primary screen to classify funds according to risk based primarily on their historical performance, with emphasis on their downside records. As its secondary selection process, the Advisor then scores and ranks the funds by its proprietary system based on one-month, three-month, six-month, and twelve-month total returns. Five different classes of funds are categorized based on different risk characteristics, which include:

   ------------------ ------------------------------------------
   Class              Risk Profile
   ------------------ ------------------------------------------
   Class 1            Most Speculative Funds
   Class 2            Speculative Funds
   Class 3            High Quality Growth Funds
   Class 4            Total Return Funds
   Class 5            Fixed-Income Funds
   ------------------ ------------------------------------------

The Underlying Funds in which the Funds' invest are principally chosen from the above five categories as described in more detail in the section entitled "More on the Advisor's Classification Process" in this Prospectus.

The Funds

FundX Upgrader Fund

Under normal market conditions, the FundX Upgrader Fund will typically maintain a core holding of Class 3 funds. However, at the Advisor's discretion, the Fund may invest a portion of the Fund's portfolio in other Classes when the Advisor either perceives greater potential returns by taking additional risk in Class 1 or Class 2 funds, or believes the market dictates that the Fund should be more defensive and hold Class 4 funds. While the Underlying Funds in Class 3 will generally invest in equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and 2 funds may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization. The Advisor considers Underlying Funds whose holdings have an average market capitalization of over $7.5 billion to be large capitalization funds, $2.5 billion to $7.5 billion to be medium capitalization funds, and $2.5 billion or less to be small capitalization funds.


The term Investment Grade refers to the credit quality of fixed-income securities as established by a recognized rating agency, such as the S&P.

At times the Fund may have exposure to Class 4 funds, with investment objectives that incorporate both income and capital appreciation (i.e. balanced funds), or fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). Investments in Class 4 funds is intended to reduce the risk and potential volatility of the underlying stocks held by the common stock funds in which the Fund will hold, although there can be no assurance that fixed-income fund holdings will be able to moderate risk in this manner. In addition, although not its primary investment focus, the Fund may purchase shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S. when they meet the Advisor's selective criteria. Such Underlying Funds may comprise between 0% to 40% of the Fund's portfolio. Investors should be aware that some domestic funds also may invest to a limited degree in international companies, and thus, at times, actual international or global exposure could be greater than 40% of the Fund's assets.

FundX Aggressive Upgrader Fund

Under normal market conditions, the Aggressive Fund will typically maintain a core holding of Class 3 funds. However, at the Advisor's discretion, the Fund may be invested as much as 100% in Underlying Funds from Classes 1 and 2. While the Underlying Funds in Class 3 will generally invest in equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and 2 funds may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization. In addition, some of the Underlying Funds in which the Aggressive Fund invests may engage in short sale transactions, where the Fund sells securities it does not own in anticipation of a decline in the value of securities, specific industries, or the market as a whole.

The Fund also may purchase shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S., when they meet the Advisor's selective criteria. Furthermore, the Fund may also invest up to 50% of its assets in Underlying Funds that invest in the equity securities of companies located in countries considered to have emerging markets or developing economies. The Fund considers emerging markets countries to be those defined by the Morgan Stanley Capital International (MSCI) Index. Taken together, the Aggressive Fund's investments in foreign securities will not exceed 75% of the Aggressive Fund's portfolio. Investors should be aware that some domestic funds also may invest to a limited degree in international companies, and thus, at times, actual international or global exposure could be greater than 75% of the Fund's assets.

FundX Conservative Upgrader Fund

Under normal market conditions, the Conservative Fund will invest almost exclusively in shares of Class 3 and 4 funds. These Underlying Funds generally invest in equity securities of U.S. and foreign companies with a wide range of market capitalization. In addition, at times the Fund may have unlimited exposure to Class 4 funds, with investment objectives that incorporate both income and capital appreciation (i.e. balanced funds), or fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). Investment in Class 4 funds is intended to reduce the risk and potential volatility of the underlying stocks held by common stock funds which the Fund will hold, although there can be no assurance that fixed-income fund holdings will be able to moderate risk in this manner.

Although not its primary investment focus, the Fund also may purchase shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S., when they meet the Advisor's selective criteria. Such funds may comprise up to 30% of the Conservative Fund's portfolio. Investors should be aware that some domestic funds also may invest to a limited degree in international companies, and thus, at times, actual international or global exposure could be greater than 30% of the Fund's assets.

FundX Flexible Income Fund

Under normal market conditions, the Flexible Income Fund invests exclusively in shares of Class 4 and 5 funds. These underlying Funds will generally possess investment objectives that incorporate both income and capital appreciation (i.e. balanced funds), or fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). Under many circumstances, the Flexible Income Fund will be invested in pure fixed-income funds that may include any type of fixed-income security (e.g., high-yield, convertible bonds, etc.). In fact, to best take advantage of the current economic and interest rate environment, it is anticipated that the Fund will actively vary its investments in fixed-income funds among those holding securities with disparate maturities and credit qualities.

By maintaining an emphasis on fixed-income allocations, the Advisor will cushion market volatility during periods of decline in the equity market. While the fixed-income component of the Flexible Income Fund may not strictly adhere to the "Upgrading" investment strategy, the Advisor will focus on those equity funds determined to be the current top performing funds within Class 4. It is possible that the Fund will, at times, gain some low to modest level of capital appreciation from its investments in equity funds.

All Funds

Please remember that the Funds are independent from any of the Underlying Funds in which they invest and have little voice in or control over the investment practices, policies or decisions of those Underlying Funds. If a Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses. An Underlying Fund may limit a Fund's ability to sell its shares of the Underlying Fund at certain times. In these cases, such investments will be considered illiquid and subject to the Fund's overall limit on illiquid securities. For example, no Underlying Fund is required to redeem any of its shares owned by a Fund in an amount exceeding 1% of the Underlying Fund's shares during any period of less than 30 days. As a result, to the extent that a Fund owns more than 1% of an Underlying Fund's shares, the Fund may not be able to liquidate those shares promptly in the event of adverse market conditions or other considerations. Also, the investment advisors of the Underlying Funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action. For example, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund, with the result that the Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

Furthermore, the Funds will normally invest only in Underlying Funds that do not impose up-front sales loads, deferred sales loads, distribution fees of more than 0.25% or redemption fees. If a Fund invests in an Underlying Fund that normally charges a sales load, it will use available sales load waivers and quantity discounts to eliminate the sales load.

Each Fund is actively managed and has no restrictions upon portfolio turnover. Each Fund's rate of portfolio turnover may be greater than that of many other mutual funds; though the Advisor does not anticipate that a Fund's annual portfolio turnover rate will regularly achieve portfolio turnover rates in excess of 150%. A high portfolio turnover rate (100% or more) may result in the realization and distribution to Fund shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect a Fund's performance.

For temporary defensive purposes under abnormal market or economic conditions, a Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. Government repurchase agreements. A Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Up to 25% of a Fund's assets may be invested in shares of a single Underlying Fund. A Fund may invest in Underlying Funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying Funds that are themselves non-diversified.


                    Principal Risks of Investing in the Funds

Although the Funds principally invest in any number of Underlying Funds, this investment strategy does not eliminate investment risk. All investments in securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors. Therefore, the Funds cannot give any assurance that their investment objectives will be achieved. The following list sets forth more information about the principal risks that apply to the Funds. The following risks apply to each Fund unless otherwise noted.

MARKET RISK. The Funds' assets will be invested in Underlying Funds that themselves invest primarily in equity securities. The value of your investment in the Fund depends on the value of the Underlying Funds it owns. In turn, the value of each of the Underlying Funds depends on the market value of the equity securities in which it has invested. Fluctuations in the value of equity securities will occur based on the earnings of the issuing company and on general industry and market conditions. Equity markets can be volatile.

SMALL COMPANY RISK. To the extent that the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund invest in Underlying Funds that invest in small capitalization companies, your investment will be subject to small company risk
- the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments. Securities of small companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In addition, the performance of an Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors, who may prefer to hold securities of large capitalization companies. The Advisor will attempt to hold small company funds only when small company stocks are outperforming large company stocks.

INTEREST AND CREDIT RISK. These risks apply to the extent that the Underlying Funds comprising the FundX Upgrader Fund, the Conservative Fund and the Flexible Income Fund's portfolios hold bonds and other fixed-income securities. Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed-income and convertible securities, as well as preferred stock. Generally, the value of a fixed-income portfolio will decrease when interest rates rise. Under these circumstances, an Underlying Fund's net asset value may also decrease. Also, fixed-income securities with longer maturities generally involve greater risk than securities with shorter maturities. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market's perception of that issuer's ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Underlying Fund.

HIGH-YIELD RISK. The Flexible Income Fund may invest in Underlying Funds that focus on investment in securities rated below investment grade. Furthermore, some Underlying Funds in which the FundX Upgrader Fund and the Conservative Fund may purchase may have a portion of their portfolios invested in such bonds. Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances. High yield, high risk, and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.

FOREIGN SECURITIES RISK. To the extent that one or more Underlying Funds invest in securities of foreign companies, your investment in the Fund is subject to foreign securities risks. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

EMERGING MARKETS RISK. In addition to developed markets, the Underlying Funds in which the Aggressive Fund invests may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

NON-DIVERSIFICATION RISK. Some of the Underlying Funds may be non-diversified under the Investment Company Act of l940 (the "1940 Act"). This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of an issuer. Therefore, the value of the Underlying Fund's shares may be volatile and fluctuate more than shares of an Underlying Fund that invests in a broader range of issuers.

CONCENTRATION RISK. It is anticipated that the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund will invest in Underlying Funds with concentrated investments. In the case of an Underlying Fund that concentrates it investments in a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole. Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

DERIVATIVE RISK. Some Underlying Funds may use derivative instruments - so called because their value derives from the value of an underlying asset, currency or index. Investments in such Underlying Funds may involve the risk that the value of derivatives may rise of fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

SHORT SALE RISK. Some of the Underlying Funds in which the Aggressive Fund invests will engage in short sales which may result in a fund's investment performance suffering if it is required to close out a short position earlier than it had intended. This would occur if the lender required such fund to deliver the securities the fund borrowed at the commencement of the short sale and the fund was unable to borrow the securities from other securities lenders. Furthermore, until a fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.

LEVERAGE RISK. Some Underlying Funds may borrow money for leveraging. Interest expenses may exceed the income from the assets purchased with such borrowings. While the interest obligation resulting from a borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the net asset value per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.


                             Performance Information

Because the Funds have been in operation for less than a full calendar year, their total return bar charts and performance tables have not been included here.


                  More on the Advisor's Classification Process

The Advisor has constructed four risk classes for equity funds. Bond funds are grouped into a fifth class. Using broad categories allows the Advisor to have a full range of investment opportunities available to the Funds. For instance, rather than isolating international funds from domestic, the Advisor groups them with others with similar downside risk. This allows the best to rise to the top, whatever their investment approach might be. There is some overlap; occasionally you may find a Class 2 fund showing no more volatility than a typical Class 3 fund, for example. Furthermore, the Advisor occasionally re-classifies funds when new information indicates a change is in order. Overall, however, the classifications below provide a realistic indication of what we might expect from a fund.

Class 1: Growth - Most Speculative Stock Funds
Includes funds that focus on special investments, industries or market sectors. Class 1 funds may invest in small, new and/or unseasoned companies, many of which have high portfolio turnover. International funds may concentrate in a particular country or region, including "emerging markets" or economies not considered mature. These funds may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

Class 2: Growth - Speculative Stock Funds
Includes funds invested in small or mid-sized companies. Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings. These funds mostly hold common stocks but may contain convertible bonds or other instruments. These funds may have moderate to high portfolio turnover.

Class 3: Growth - Higher Quality Stock Funds
In general, Class 3 funds are comprised of diversified portfolios invested in well-established companies. Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions. International (foreign) or global (foreign and domestic) funds in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan). Primary objectives among these funds include long-term growth with little emphasis on income.

Class 4: Total Return (or Balanced) Funds
These funds include a wide variety of investment strategies, usually including common stocks. Often these funds hold income-generating instruments to lower portfolio volatility. Some of these funds may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

Class 5: Fixed-Income - Bonds
In general, these funds have a primary objective of current income and preservation of capital. This class is divided into categories of fixed-income securities that are further divided by duration and maturity. It is not, however, the Advisor's intention to purchase funds to achieve a particular tax result.


                      Who may want to Invest in the Funds?

The FundX Upgrader Fund may be appropriate for long-term investors who are willing to accept an above-average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings. This Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

The Aggressive Fund may be appropriate for long-term investors who are willing to accept a considerable level of market risk associated with investing in a portfolio that depends exclusively on the value of common stock holdings concentrated in one or more sectors or industries. This Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

The Conservative Fund may be appropriate for long-term investors who are willing to accept an average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings and some fixed-income investments. This Fund may not be appropriate for investors primarily seeking regular income or stability of principal or those pursuing a short-term goal.

The Flexible Income Fund may be appropriate for investors seeking growth of capital and current income consistent with the assumption of a low to moderate level of market risk associated with investing in a portfolio that depends largely on the value of fixed-income securities. This Fund may not be appropriate for investors seeking capital appreciation or to avoid current income.


                         Investment Advisor to the Funds

DAL Investment Company, LLC, the Advisor, is located at 235 Montgomery Street, Suite 1049, San Francisco, CA 94104. The Advisor has been providing investment advisory services to individual and institutional investors since 1969. The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts. The Advisor presently has assets under management of approximately $700 million. The Advisor supervises each Fund's investment activities and determines which investments are purchased and sold by the Funds. The Advisor also furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services, the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund each pay the Advisor a monthly management fee that is calculated at the annual rate of 1.00% of the Fund's average daily net assets. The Flexible Income Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets.

Investment decisions for each of the Funds are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor's organization. No one person is solely responsible for the day-to-day management of a Fund's portfolio.

Fund Expenses

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses of each Fund for an indefinite period to ensure that Total Annual Fund Operating Expenses will not exceed 1.50% of average daily net assets for each of the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund, and 0.99% for the Flexible Income Fund. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund if requested by the Advisor in subsequent fiscal years. Under the expense limitation agreement, the Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees, who may terminate the reimbursement arrangement at any time. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.


                           Distribution of Fund Shares

The Funds are available only to persons who own Contracts issued by a life insurance company. A Fund and/or the Advisor may make payments to life insurance companies issuing Contracts to compensate them for various sub-administrative services provided to the Funds and Contract owners.

The Funds do not currently foresee any disadvantage to Contract owners arising from offering the Funds' shares to separate accounts funding variable annuity contracts and separate accounts funding variable life insurance policies. However, it is theoretically possible that the interests of owners of various Contracts participating in the Funds through separate accounts funding those Contracts might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in a Fund, which might force such Fund to sell portfolio securities at disadvantageous prices.


                     Other Important Investment Information

Purchase and Redemption Price

Shares of each Fund are sold at net asset value per share (NAV), which is determined by a Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted business. A Fund's NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Additionally, while a Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share), the NAV of a Fund's shares may be determined on days the NYSE is closed for business if the Board of Trustees decides it is necessary. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests made in accordance with the requirements of this Prospectus. The NAV is determined by dividing the value of a Fund's securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.

The assets of each Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs. There may be situations when a Fund is unable to receive an NAV from an Underlying Fund. In such case, shares of an Underlying Fund will be valued at its fair market value as determined in good faith by the Funds' Board of Trustees. The NAV of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

All redemption requests will be process and payment with respect thereto normally will be made within seven days after receipt by the Fund. The Fund may suspend redemption, if permitted by the Investment Company Act of 1940, for any period during which the NYSE is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of Fund shareholders.

Each Fund has the right to pay redemption proceeds in whole or in part by a distribution of securities from the Fund's portfolio. The Funds do not expect to do so except in unusual circumstances. If a Fund pays redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

                       Dividends, Distributions and Taxes

The Funds are each regulated investment company ("RIC") for federal income tax purposes. RICs are usually not taxed at the entity (Fund) level. They pass through their income and gains to their shareholders by paying dividends. The Funds will be treated as a RICs if they meet specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although the Trust intends that it and the Funds will be operated to have no federal tax liability, if they have any federal tax liability, that could hurt the investment performance of the Funds. Also, because the Funds may invest in foreign securities, they could be subject to foreign taxes that could reduce the investment performance of the Funds. In addition, each Fund will diversify their investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of their total assets are represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

It is important for the Funds to maintain their RIC status because the insurance company separate accounts investing in the Funds will then be permitted to use a favorable federal income tax diversification testing rule in determining whether the Contracts indirectly funded by the Funds meet tax qualification rules for variable insurance contracts. If a Fund fails to meet the diversification requirements set forth above, Contract owners funded through the Funds could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral.

The Funds each currently declare and pay dividends on net investment income, if any, and distributes all realized capital gains, at least annually.


                              Financial Highlights

Financial highlights for the Funds are not provided because the Funds only commenced operations recently.


                               FundX Upgrader Fund
                         FundX Aggressive Upgrader Fund
                        FundX Conservative Upgrader Fund
                           FundX Flexible Income Fund

                 Each a series of Fund*X Variable Annuity Trust

--------------------------------------------------------------------------------



For More Information

For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports: Once they become available, additional information about the Funds' investments will be available in the Funds' annual and semi-annual report to shareholders. The Funds' annual and semi-annual
reports  will  provide  the  most  recent   financial   reports  and   portfolio
investments. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

You can get free copies of these documents, request other information and discuss your questions about the Funds by contacting the Funds at:

                                 [Name of Fund]
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

You can review and copy information including the Funds' SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.



                                                (1940 Act File Number 811-21144)



                                       Subject to Completion, Dated July 3, 2002

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                       Statement of Additional Information
                               __________ __, 2002

                               FUNDX UPGRADER FUND
                         FUNDX AGGRESSIVE UPGRADER FUND
                        FUNDX CONSERVATIVE UPGRADER FUND
                           FUNDX FLEXIBLE INCOME FUND

                     series of Fund*X Variable Annuity Trust
                        235 Montgomery Street, Ste. 1049
                             San Francisco, CA 94104
                                 (415) 986-7979

This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated _________, 2002, as may be revised, of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund ("Aggressive Fund"), the FundX Conservative Upgrader Fund ("Conservative Fund") and the FundX Flexible Income Fund ("Flexible Income Fund") (each a "Fund," collectively, the "Funds"), series of Fund*X Variable Annuity Trust (the "Trust"). DAL Investment Company, LLC (the "Advisor") is the advisor to the Funds. A copy of the Funds' Prospectus is available by calling number listed above or (8__) __-____.

                                TABLE OF CONTENTS


THE TRUST______________________________________________________________________3

INVESTMENT OBJECTIVES, POLICIES AND RISKS______________________________________3

THE INVESTMENT ADVISOR________________________________________________________13

THE FUNDS' DISTRIBUTOR________________________________________________________14

SERVICE PROVIDERS_____________________________________________________________14

CODE OF ETHICS________________________________________________________________15

TRUSTEES AND EXECUTIVE OFFICERS_______________________________________________15

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION________________________________17

DISTRIBUTIONS AND TAX INFORMATION_____________________________________________18

PORTFOLIO TRANSACTIONS AND BROKERAGE__________________________________________20

CALCULATION OF PERFORMANCE DATA_______________________________________________21

FINANCIAL STATEMENTS__________________________________________________________22

THE TRUST

The Trust is a Delaware business trust organized on June 14, 2002. It is registered under the Investment Company Act of 1940 Act, as amended ("1940 Act"), as an open-end diversified management investment company, commonly known as a "mutual fund."

The Trust currently consists of four series, the Funds. In the future, the Trust may establish additional series and classes of shares.

Legal Considerations. Under Delaware law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholder meetings may be called for any purpose deemed necessary or desirable upon the written request of the Shareholders holding at least ten percent (10%) of the outstanding shares of the Trust entitled to vote. Shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

The shares of each Fund, when issued, will be fully paid and non-assessable and will have no preference, preemptive, conversion, exchange, or similar rights.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund each has an investment objective of long-term capital appreciation. The Flexible Income Fund has an investment objective of total return, which is capital appreciation plus current income. Each Fund is diversified (see fundamental investment restriction 7 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security.

The following information supplements the discussion of the Funds' investment objectives and policies as set forth in their Prospectus. The Underlying Funds may use the techniques described below or other techniques not declared herein. There can be no guarantee that any Fund's objective will be attained.

Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security, either directly or via the Underlying Funds in which a Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund's acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with a Fund's investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate, or other investments that a Fund would not, or could not, buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders. Other Investment Companies. Each Fund pursues its investment objective by investing in shares of other open-end investment companies. The Funds currently intend to limit their investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. This prohibition may prevent a Fund from allocating its investment in the manner the Advisor considers optimal. As a shareholder of another investment company, a Fund bears, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund's shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Equity Securities. The Funds may invest in equity securities through their investment in the shares of the Underlying Funds. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. (Please see "Preferred Stock" below.) Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

To the extent a Fund invests in the equity securities of small or medium-size companies, directly or through its investments in other mutual funds, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

Preferred Stock. An Underlying Fund may invest in preferred stock. Preferred stock blends the characteristics of bonds and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Leverage through Borrowing. The Underlying Funds may borrow money for leveraging or other purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. Since substantially all of an Underlying Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying Fund's agreement with its lender, the net asset value per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying Fund did not borrow funds. Leveraging will also create interest expenses for an Underlying Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund will have to pay, such fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fund Borrowing. The Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of its total assets at the time of such borrowings. A Fund will not borrow for leveraging. When borrowing, a Fund will be subject to risks similar to those listed above in the section "Leveraging Through Borrowing."

When-Issued Securities. An Underlying Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund. To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund would earn no income. At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that an Underlying Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying Fund will be able to make use of those segregated assets until settlement occurs.

Convertible Securities and Warrants. An Underlying Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock.

A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach the exercise price (in which event the Underlying Fund will not exercise the warrant and will lose its entire investment therein). .

Options and Futures. Underlying Funds may purchase and write call and put options on securities, securities indices, foreign currencies and may enter into futures contracts and use options on futures contracts with respect to such securities, indices and currencies. Underlying Funds may use these techniques to hedge against changes in securities prices, foreign currency exchange rates or as part of their overall investment strategy. Underlying Funds normally segregate liquid assets to cover obligations under options and futures contracts to reduce leveraging. Underlying Funds may also buy or sell interest rate futures contracts and options on interest rate futures contracts for the purpose of hedging against changes in the value of securities owned.

There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by the Underlying Funds. This may cause the futures or options to react differently from the Underlying Funds' securities to market changes. In addition, the investment advisers to the Underlying Funds could be incorrect in their expectations for the direction or extent of market movements. In these events, Underlying Funds could lose money on the options of futures contracts. It is also not certain that a secondary market for positions in options or futures contracts will exist at all times in which event the Underlying Fund will not be able to liquidate its positions without potentially incurring significant transactions costs.

Forward Currency Contracts. An Underlying Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Swap Contracts

Types of Swaps. Swaps are a specific type of OTC derivative involving privately negotiated agreements with a trading counterparty. An Underlying Fund may use the following (i) long equity swap contracts: where the Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contacts: where the Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences: equity swaps that contain both a long and short equity component.

Uses. An Underlying Fund may use swaps for (i) traditional hedging purposes - short equity swap contracts used to hedge against an equity risk already present in the Underlying Fund; (ii) anticipatory purchase hedging purposes - where an Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes - where an Underlying Fund expects significant demand for redemptions and; (iv) direct investment - where an Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management - where an Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Underlying's Fund's investment advisor feels is the optimal exposure to individual markets, sectors and equities.

Limitations on Use. There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying Fund.

Risks Related to Swaps. Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indices. An Underlying Fund can use swaps for many purposes, including hedging and investment gain. An Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets, and currencies without having to actually sell current assets and purchase different ones. The use of swaps involves risks different from, or greater than the risks associated with investing directly in securities and other more traditional investments.

Swaps are subject to a number of risks described elsewhere in this section, including management risk, liquidity risk and the credit risk of the counterparty to the swaps contract. Since their value is calculated and derived from the value of other assets instruments or references, there is greater risk that the swap contract will be improperly valued. Valuation, although based on current market pricing data, is typically done by the counterparty to the swap contract. Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track. Also suitable swaps transactions may not be available in all circumstances and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit and Counterparty Risk. If the counterparty to the swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying Fund could lose money on its investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at the price at which it values them. An Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.

Management Risk. As noted above, an Underlying Fund's investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times. This will adversely affect an Underlying Fund's performance.

Illiquid Securities. Typically, an Underlying Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an Underlying Fund's decision to dispose of such securities and the time when the Underlying Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market usually are not deemed illiquid for purposes of this limitation by Underlying Funds. However, investing in Rule 144A securities could result in increasing the level of an Underlying Fund's illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

The Investment Company Act of 1940 provides that an Underlying Fund whose shares are purchased by a Fund is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund's outstanding securities during any period of less than 30 days. Thus, shares of an Underlying Fund held by a Fund in excess of 1% of the Underlying Fund's outstanding securities will be considered not readily marketable securities, that together with other such securities, may not exceed 15% of the Fund's net assets. However, because each Fund has elected to reserve the right to pay redemption requests by a distribution of securities from a Fund's portfolio, instead of in cash, these holdings may be treated as liquid. In some cases, an Underlying Fund may make a redemption payment to a Fund by distributing securities from its portfolio instead of cash. Thus it is possible that such Fund could hold securities distributed by an Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities. Disposing of such securities could cause a Fund to incur additional costs.

Securities Lending. An Underlying Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. Generally, borrowers must deliver to an Underlying Fund collateral equal in value to at least 100% of the loaned securities at all times during the loan, marked to market daily. During the loan period, the borrower pays the Underlying Fund interest on such securities, and the Underlying Fund may invest the cash collateral and earn additional income. Loans are usually subject to termination at the option of the Underlying Fund or the borrower at any time. Lending portfolio securities involves risk of delay in recovery of the loaned securities and in some cases the loss of rights in the collateral if the borrower fails.

Short Sales. An Underlying Fund may seek to hedge investments or realize additional gains through short sales. In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer. The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by an Underlying Fund. An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. An Underlying Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Typically an Underlying Fund will segregate liquid assets, which are marked to market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Depositary Receipts. An Underlying Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Underlying Funds may also hold American Depository Shares ("ADSs"), which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of the Fund's investment policies, investments in ADRs, ADSs, EDRs, GDRs and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

Risks of Investing in Foreign Securities. An Underlying Fund may invest directly in foreign securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. An Underlying Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund's assets denominated in that currency. Such changes will also affect the Underlying Fund's income. The value of the Underlying Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Euro Conversion. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, taking place over a several-year period, could have potential adverse effects on an Underlying Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Underlying Fund's operations.

Market Characteristics. Many foreign securities in which an Underlying Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Underlying Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Underlying Fund assets may be released prior to receipt of payment or securities, may expose the Underlying Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of an Underlying Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Underlying Fund shareholders.

Emerging Markets. Some of the securities in which an Underlying Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Underlying Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Corporate Debt Securities. Underlying Funds may invest in debt securities, including debt securities rated below investment grade. Bonds rated below BBB by Standard & Poor's Rating Service ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's), commonly referred to "junk bonds," typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody's and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Underlying Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The payment of principal and interest on most debt securities purchased by a fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after an Underlying Fund has acquired the security. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

Short-Term Investments. The Funds and Underlying Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds. The Funds and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure. Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase.

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Funds and Underlying Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Funds and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Funds and Underlying Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Repurchase Agreements. The Funds and Underlying Funds may enter into repurchase agreements in order to earn income on available cash, or as a defensive investment in which the purchaser (e.g., a Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund or an Underlying Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit worthy registered securities dealers with all such transactions governed by procedures adopted by the Advisor. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.

If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds or an Underlying Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund or an Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement. A Fund or an Underlying Fund's right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, a Fund or an Underlying Fund could suffer a loss.

Temporary Investments
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of a Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the underlying fund investments in which a Fund normally invests, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Fundamental Investment Restrictions
The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the 1940 Act. These investments restrictions do not impact the Underlying Funds. Each Fund may not:

1. Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is asset coverage of at least 300% of all borrowings.

   (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4. Purchase or sell real estate, commodities or commodity contracts.

5. With respect to the Flexible Income Fund, invest more than 25% of its total assets in the securities of any specific industry (other than investment companies). The FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund may concentrate their investments in any one industry or sector if, as a result, no more than 70%, 50% and 50%, respectively, of each Fund's assets will be invested in such industry or sector.

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities or securities of other investment companies.)

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:

1. Invest in any issuer for purposes of exercising control or management.

2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

THE INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Funds by DAL Investment Company, LLC, 235 Montgomery Street, Suite 1049, San Francisco, California 94104, the Advisor, pursuant to an Investment Advisory Agreement. (the "Advisory Agreement"). As compensation, the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund each pay the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%. The Flexible Income Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.70%.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the applicable Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act. The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In granting approval of the Agreement, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Funds; (b) the appropriateness of the fees paid by the Funds to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Funds' investments. After reviewing various information, the Board of Trustees, including the Independent Trustees, concluded that the terms of the Advisory Agreement were fair and reasonable based on various factors, including that the Advisor has sufficient qualified personnel and adequate internal controls to manage the assets of the Funds and is capable to offer its services to the Funds, the fees paid by the Funds to the Advisor are reasonable and consistent with advisory and other fees paid by other investment companies in relevant peer groups of similar objectives and the Advisor's brokerage practices were reasonable efficient.

The Advisor has also entered into an Operating Expenses Limitation Agreement in which it has agreed to keep the Funds' expenses to a certain minimum (as described in the Fee Table for the Funds). Under the expense limitation agreement, the Advisor may be reimbursed for fees reduced or expenses paid during a Fund's prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

THE FUNDS' DISTRIBUTOR

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Funds' distributor, provides certain administration services and promotes and arranges for the sale of the Funds' shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. The offering of the Funds' shares is continuous.

After its initial two year term, the Distribution Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

SERVICE PROVIDERS

The Trust entered into a series of agreements whereby certain parties will provide various services to the Fund.

U.S. Bancorp Fund Services, LLC ("USBFS") will provide accounting and administrative services and transfer, dividend paying, and shareholder servicing to the Funds. USBFS's address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust on behalf of the Funds, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Funds' expense accruals and performing securities valuations and, from time to time, monitoring the Funds' compliance with the Funds' investment objective and restrictions. Pursuant to the Fund Administration Servicing Agreement, USBFS is entitled to receive from each Fund a fee, computed daily and payable monthly, based on each Fund's average net assets at a minimum annual rate of $_________. The Distributor, USBFS and the Custodian are affiliated entities under the common control of U.S. Bancorp.

U.S. Bank, National Association, an affiliate of USBFS, is the custodian of the assets of the Funds (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 serves as legal counsel to the Funds. Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Funds.

CODE OF ETHICS

The Trust and the Advisor have each adopted Codes of Ethics (the "Codes") that govern the conduct of employees of the Trust and the Advisor who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to a Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require, under certain circumstances, pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Funds or other Advisory clients; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.


TRUSTEES AND EXECUTIVE OFFICERS

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Funds' investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


----------------------- --------------- ------------------------ ---------------------------------- ---------------------------
                                          Term of Office and
       Name, Address    Position with    Length of Time Served    Principal Occupation During Past
          and Age         the Trust                                          Five Years              Other Directorships Held
----------------------- --------------- ------------------------ ---------------------------------- ---------------------------
                                      Independent Trustees of the Trust
--------------------------------------------------------------------------------------------------- ---------------------------

                                      Interested Trustee of the Trust
----------------------- -------------- ---------------------- ------------------------------------- ---------------------------
Steven J. Paggioli**    Trustee        Indefinite Term        Consultant, U.S. Bancorp Fund         Trustee, Managers Funds;
  (born 1950)                          since June, 2002.      Services, LLC since July, 2001;       Trustee, Professionally
2020 E. Financial Way,                                        formerly, Executive Vice President,   Managed Portfolios.
Suite 100                                                     Investment Company Administration,
Glendora, CA 91741                                            LLC ("ICA") (mutual fund
                                                              administrator and the Fund's former
                                                              administrator).
----------------------- -------------- ---------------------- ------------------------------------- ---------------------------
                                      Officers of the Trust
----------------------- --------------- ------------------------ ---------------------------------- ---------------------------


Compensation
Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $________ and a fee of $______ for each regularly scheduled meeting. These Trustees also receive a fee of $______ for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $_____. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. This amount is allocated among each of the Trust's portfolios. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.



                                              Pension or Retirement  Estimated Annual  Total Compensation from
                              Aggregate        Benefits Accrued as     Benefits Upon     the Funds and Fund
Name of Person/Position   Compensation From   Part of Fund Expenses     Retirement    Complex2 Paid to Trustees
                              the Fund1
------------------------- ------------------ ---------------------- ----------------- --------------------------


--------------------------------------

1 These figures represent payments from the entire Trust and are estimates for the current fiscal period ended ______, 2002. Trustees fees and expenses are allocated among the Funds and the other portfolios comprising the Trust.
2 Total compensation figures represent estimated payments from the Fund Complex. When available, the figures shown above will indicate the compensation allocated to each Fund.

Trust Committees
The Trust has two standing committees: the Audit Committee and the Valuation Committee. The Audit Committee is comprised of all of the Trustees who are not "interested persons" as defined under the 1940 Act ("Independent Trustees"). It does not include interested Trustees of the Trust. The Audit Committee typically meets once per year with respect to the various series of the Trust, and may meet more frequently. As the Funds are new, the Audit Committee has not yet met with respect to the Funds. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of a Fund's pricing and financial reporting.

The Valuation Committee is comprised of one or more Independent Trustees and the Trust's Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. As the Funds are new, the Valuation Committee has not yet met with respect to the Funds.

Control Persons, Principal Shareholders, and Management Ownership A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. For each Fund as of the Funds' commencement of operations, DAL Investment Company, LLC, the Funds' investment advisor, owned 100% of each Fund for organizational purposes. Furthermore, neither the Trustees who are "not interested" persons of the Funds, as that term is defined in the 1940 Act, nor members of their immediately family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Trustees who are "not interested" persons of the Funds nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) may result in a greater number of transactions, which may result in the realization of capital gains and higher transactions costs. In addition, high portfolio turnover rates could have a negative impact on Fund performance in general.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

Shares of each Fund are sold at net asset value per share (NAV), which is determined by a Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted business. A Fund's NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Additionally, while a Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share), the NAV of a Fund's shares may be determined on days the NYSE is closed for business if the Board of Trustees decides it is necessary. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests made in accordance with the requirements of this Prospectus. The NAV is determined by dividing the value of a Fund's securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.

The assets of each Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs. There may be situations when a Fund is unable to receive an NAV from an Underlying Fund. In such case, shares of an Underlying Fund will be valued at its fair market value as determined in good faith by the Funds' Board of Trustees. The NAV of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

All redemption requests will be process and payment with respect thereto normally will be made within seven days after receipt by the Fund. The Fund may suspend redemption, if permitted by the Investment Company Act of 1940, for any period during which the NYSE is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of Fund shareholders.

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. Each Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year. Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). It is each Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

Each Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

Each Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income. In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

The Funds also intend to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Funds as assets of the related separate account, these regulations are imposed on the assets of the Funds. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, nor more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. A Fund's investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In connection with its duties to arrange for the purchase and sale of portfolio securities, the Advisor may use broker-dealers who will, in the Advisor's judgment, implement a Fund's policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the Advisor will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the Advisor is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the manager determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Advisor is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and
(b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Advisor as its adviser or having the same administrator or principal underwriter as the Funds. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Funds to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Funds recognize that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Funds or other accounts of the Advisor, and that such research received by such other accounts may or may not be useful to the Funds. The Advisor will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Advisor determines that a better price or execution may be obtained by paying such commissions.

Under the 1940 Act, a Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of a Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Board of Trustees will review quarterly the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions with broker-dealers, if any, on behalf of the Funds. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by a Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

CALCULATION OF PERFORMANCE DATA

From time to time, the Funds may state their total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on a Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Funds may also advertise aggregate and average total return information over different periods of time.

A Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Performance data of the Funds quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Funds may compare their performance with data published by Lipper, Inc. or CDA Investment Technologies, Inc. ("CDA"). The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

Average Annual Total Return
Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period, and is computed according to the following formulas:



                                                    P(1+T)n  =  ERV

        Where:P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

                                                    P(1+T)n  =  ATVD

        Where:P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ATVD = ending value of the hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Fund distributions but not after taxes on redemptions.

                                                    P(1+T)n  =  ATVDR

        Where:P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ATVDR = ending value of the hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Fund distributions and redemptions.

All performance figures are based on historical results and are not intended to indicate future performance.

FINANCIAL STATEMENTS

As the Funds have recently commenced operations, there are no financial statements available at this time. Financial statements certified by independent public accountants will be submitted to shareholders at least annually once they become available.



                          FUND*X VARIABLE ANNUITY TRUST
                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)  Declaration of Trust
     (1)  Certificate of Trust - Filed herewith.
     (2) Agreement and Declaration of Trust - To be filed by subsequent amendment.
(b)  Bylaws - To be filed by subsequent amendment.
(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.
(d)  Investment Advisory Agreement-- To be filed by subsequent amendment.
(e)  Distribution Agreement-- To be filed by subsequent amendment.
(f)  Bonus or Profit Sharing Contracts-- Not applicable.
(g)  Custody Agreement-- To be filed by subsequent amendment.
(h)  Other Material Contracts
     (1) Fund Administration Servicing Agreement-- To be filed by subsequent amendment.
     (2) Transfer Agent Servicing Agreement-- To be filed by subsequent amendment.
     (3) Fund Accounting Servicing Agreement-- To be filed by subsequent amendment.
     (4)  Expense Limitation Agreement-- To be filed by subsequent amendment.
     (5)  Participation Agreement-- To be filed by subsequent amendment.
     (6)  Power of Attorney-- To be filed by subsequent amendment.
(i)  Opinion and Consent of Counsel-- To be filed by subsequent amendment.
(j) Consent of Independent Public Accountants-- To be filed by subsequent amendment.
(k)  Omitted Financial Statements-- Not applicable.
(l) Form of Agreement Relating to Initial Capital-- To be filed by subsequent amendment.
(m)  Rule 12b-1 Plan-- Not applicable.
(n)  Rule 18f-3 Plan-- Not applicable.
(o)  Reserved.
(p)  Code of Ethics-- Trust and Advisor - To be filed by subsequent amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article X of the Registrant's Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser.

     DAL Investment Company LLC ("DAL") serves as the investment advisor for the Fund*X Variable Annuity Trust. The principal business address is 235 Montgomery Street, Suite 1049, San Francisco, California. DAL is an investment advisor registered under the Investment Advisers Act of 1940. The business and other connections of DAL are set forth in its Uniform Application for Investment Adviser Registration ("Form ADV") as filed with the SEC and incorporated by reference herein.

Item 27.  Principal Underwriter.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will act as principal underwriter for the following other investment companies:

          Advisors Series Trust                  Investors Research Fund, Inc.
----------------------------------------- ------------------------------------------
           AHA Investment Funds                            IPS Funds
----------------------------------------- ------------------------------------------
           Alpine Equity Trust                        Jacob Internet Fund
----------------------------------------- ------------------------------------------
           Alpine Series Trust                    The Jensen Portfolio, Inc.
----------------------------------------- ------------------------------------------
         Brandes Investment Trust                 Kayne Anderson Mutual Funds
----------------------------------------- ------------------------------------------
      Brandywine Advisors Fund, Inc.               Kit Cole Investment Trust
----------------------------------------- ------------------------------------------
     Builders Fixed Income Fund, Inc.             Light Revolution Fund, Inc.
----------------------------------------- ------------------------------------------
            CCM Advisors Funds                         The Lindner Funds
----------------------------------------- ------------------------------------------
       CCMA Select Investment Trust                       LKCM Funds
----------------------------------------- ------------------------------------------
           Country Mutual Funds                       Monetta Fund, Inc.
----------------------------------------- ------------------------------------------
            Cullen Funds Trust                        Monetta Trust, Inc.
----------------------------------------- ------------------------------------------
     The Dessauer Global Equity Fund             1-800-MUTUALS Advisor Series
----------------------------------------- ------------------------------------------
              Everest Funds                       MW Capital Management Funds
----------------------------------------- ------------------------------------------
        First American Funds, Inc.                   PIC Investment Trust
----------------------------------------- ------------------------------------------
First American Insurance Portfolios, Inc.      Professionally Managed Portfolios
----------------------------------------- ------------------------------------------
  First American Investment Funds, Inc.              Purisima Funds Trust
----------------------------------------- ------------------------------------------
   First American Strategy Funds, Inc.                  Quintara Funds
----------------------------------------- ------------------------------------------
     First American Closed End Funds      Rainier Investment Management Mutual Funds
----------------------------------------- ------------------------------------------
             FFTW Funds, Inc.                     RNC Mutual Fund Group, Inc.
----------------------------------------- ------------------------------------------
     Fleming Mutual Fund Group, Inc.                   SAMCO Funds, Inc.
----------------------------------------- ------------------------------------------
         Fort Pitt Capital Funds                       SEIX Funds, Inc.
----------------------------------------- ------------------------------------------
           Glenmede Fund, Inc.                   TIFF Investment Program, Inc.
----------------------------------------- ------------------------------------------
       Harding, Loevner Funds, Inc.              Trust for Investment Managers
----------------------------------------- ------------------------------------------
           Hennessy Funds, Inc.              TT International U.S.A. Master Trust
----------------------------------------- ------------------------------------------
     The Hennessy Mutual Funds, Inc.                     Wexford Trust
----------------------------------------- ------------------------------------------
              Investec Funds                             Zodiac Trust

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant

------------------- -------------------------------- --------------------------
James R. Schoenike  President, Board Member          None
------------------- -------------------------------- --------------------------
Donna J. Berth      Treasurer                        None
------------------- -------------------------------- --------------------------
Suzanne E. Riley    Secretary                        None
------------------- -------------------------------- --------------------------
Joe Redwine         Chairman                         None
------------------- -------------------------------- --------------------------
Bob Kern            Board Member                     None
------------------- -------------------------------- --------------------------
Paul Rock           Board Member                     None
------------------- -------------------------------- --------------------------
Jennie Carlson      Board Member                     None
------------------- -------------------------------- --------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Portfolio during the last fiscal year by the principal underwriter who is not an affiliated person of the Portfolio.

                                      (2)              (3)
                                Net Underwriting Compensation on     (4)          (5)
             (1)                 Discounts and    Redemption and  Brokerage      Other
Name of Principal Underwriter      Commission      Repurchases   Commissions Compensation
------------------------------- ---------------- --------------- ----------- ------------
Quasar Distributors, LLC        None                    None        None         None


Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                    Are located at:
-------------------                     ---------------

Registrant's Fund Administrator, Fund   U.S. Bancorp Fund Services, LLC
Accountant, and Transfer Agent          615 East Michigan Street
                                        Milwaukee, WI  53202

Registrant's Investment Adviser         DAL Investment Company, LLC
                                        235 Montgomery Street, Suite 1049
                                        San Francisco, CA 94104

Registrant's Custodian                  U.S. Bank, National Association
                                        425 Walnut Street
                                        Cincinnati, OH  54202

Item 29.  Management Services Not Discussed in Parts A and B.

          Not applicable.

Item 30.  Undertakings.

          Not applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 3rd day of July, 2002.

                          FUND*X VARIABLE ANNUITY TRUST


                           By:  /s/ Steven J. Paggioli
                           --------------------------------------------
                               Steven J. Paggioli
                               President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on July 3rd, 2002 by the following persons in the capacities indicated.


Signature                           Title


/s/ Steven J. Paggioli              President and Trustee
---------------------------
Steven J. Paggioli




EXHIBIT INDEX

      Exhibit                                              Exhibit No.
      -------                                              -----------
      Certificate of Trust                                 EX-99.a.1.